Property and equipment, net - Depreciation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, net
Depreciation expense	$ 381	$ 334	$ 1,059
Cost of revenues
Property and equipment, net
Depreciation expense	3	2	6
Research and development
Property and equipment, net
Depreciation expense	80	49	124
Sales and marketing expenses
Property and equipment, net
Depreciation expense	96	21	504
General and administrative expenses
Property and equipment, net
Depreciation expense	$ 202	$ 262	$ 425